Related party transactions (Details) - Cespira - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
Receivables	$ 290		$ 274
Payables	41		$ 78
Sales of goods, services, and other income
Related Party Transaction [Line Items]
Transaction amount	6	$ 5,559
Inventory purchased, services and other expenses
Related Party Transaction [Line Items]
Transaction amount	$ 30	$ 610